Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions			4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 06, 2023	Jun. 02, 2023	Jun. 02, 2023	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation of treasury shares				215,000,000	79,703,317	294,703,317
Stock repurchase program to repurchase common shares			46,797,567
Stock repurchase program to repurchase common shares value	€ 1,500	€ 200
Common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value				€ 0.12		€ 0.12
Number of common shares				72,319,889		72,319,889	145,821,347
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value				€ 0.12		€ 0.12
Cancellation of treasury shares							10,664,951
Common shares repurchased average price per share			€ 4.2737
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation of treasury shares				112,619,440	43,817,400	156,436,840	22,643,360
Common shares B [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value				€ 0.12		€ 0.12
Number of common shares				7,945,440		7,945,440	51,762,840